COMMITMENTS (Details) (Fourth Middle School of Anqing, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Royalty fee commitment
Royalty expenses	1,088	1,088	1,088
Accrued expenses and other current liabilities
Royalty fee commitment
Deferred commitment fees	1,238	1,350
2005 to 2007
Royalty fee commitment
Annual royalty fee commitment	650
2008 To 2010
Royalty fee commitment
Annual royalty fee commitment	1,200
2011 To 2024
Royalty fee commitment
Annual royalty fee commitment	1,200